Asset Impairment	12 Months Ended
Dec. 31, 2014
Asset Impairment [Abstract]
Asset Impairment

24. Asset impairment

Asset impairment includes the following expenses:

	2014	2013	2012
Flight equipment (Note 6)	$21,828	$25,616	$12,625
Notes receivable (Note 10)	-	539	-
	$21,828	$26,155	$12,625

Our long-lived assets, include: flight equipment and finite-lived intangible assets. We test long-lived assets for impairment whenever events or changes in circumstances indicate that the assets’ carrying amount is not recoverable from its undiscounted cash flows.

We periodically performed impairment analyses of our long-lived assets during the year and as of December 31, 2014. In this impairment analysis, we focused on aircraft 15 years or older, since the cash flows supporting our carrying values of those aircraft are more dependent upon current lease contracts, which leases are more sensitive to impairments. In addition, we believe that residual values of older aircraft are more exposed to non-recoverable declines in value in the current economic environment. If conditions again worsen significant uncertainties may cause a potential adverse impact on our business. In particular, our estimates and assumptions regarding forecasted cash flows from our long-lived assets would need to be reassessed. This includes the duration of the economic downturn along with the timing and strength of the pending recovery, both of which are important variables for purposes of our long-lived asset impairment tests. Any of our assumptions may prove to be inaccurate which could adversely impact forecasted cash flows of certain long-lived assets, especially for aircraft 15 years or older.

In the year ended December 31, 2014, we recognized impairment charges of $21.8 million. The impairment recognized primarily related to two A320-200 and six B757-200 aircraft that were returned early from our lessees and three previously leased engines that we will sell for parts. The impairment was recognized as the net book values were no longer supported based on the latest cash flow estimates.